OTHER LIABILITIES (CURRENT AND NON-CURRENT)	12 Months Ended
Dec. 31, 2020
OTHER LIABILITIES (CURRENT AND NON-CURRENT) [Abstract]
OTHER LIABILITIES (CURRENT AND NON-CURRENT)
NOTE 20.  OTHER LIABILITIES (CURRENT AND NON-CURRENT)

The following table provides a breakdown of other current liabilities:

	December 31,
(In millions)	2020	2019	2018
Redeemable financial liabilities	€115.7	€115.0	€151.1
Current financial liabilities at FVTPL, total	115.7	115.0	151.1
Accruals on completed contracts	53.3	65.7	67.1
Other taxes payable	105.1	82.6	106.3
Social security liability	33.4	36.9	34.8
Payables on litigation settlement(1)	42.0	59.7	-
Other	44.8	36.6	71.0
Other current liabilities, total	278.6	281.5	279.2
Total other current liabilities	€394.3	€396.5	€430.3

(1)
As part of this resolution, we entered into a three-year Deferred Prosecution Agreement. Refer to Note 22 for detailed description. The remaining unpaid balance pursuant to the Deferred Prosecution Agreement was reversed from provisions and recorded in other current liabilities and other non-current liabilities.

The following table provides a breakdown of other non-current liabilities:

	December 31,
(In millions)	2020	2019	2018
Redeemable financial liabilities	€85.3	€124.3	€205.7
Non-current financial liabilities at FVTPL, total	85.3	124.3	205.7
Subsidies	3.6	3.2	3.6
Payables on litigation settlement	-	59.7	-
Other	24.9	32.5	56.8
Other non-current liabilities, total	28.5	95.4	60.4
Total other non-current liabilities	€113.8	€219.7	€266.1

A mandatorily redeemable financial liability was recognized in 2016 to account for the fair value of the non-controlling interests in the equity of legal contract entities of the Technip Energies Group that own and account for the design, engineering and construction of the Yamal LNG plant. This financial liability is periodically revaluated to its fair value, in order to reflect current expectations about the obligation.

The Technip Energies Group recognized a charge of €177.2 million, €377.9 million and €288.4 million in 2020, 2019 and 2018, respectively. Changes in the fair value of the financial liability are recorded as interest expense on the combined statements of income and are reflected in other adjustments to reconcile net (loss) profit to cash provided (required) by operating activities. Pursuant to payments of €196.7 million, €502.7 million and €191.8 million during the year in 2020, 2019 and 2018, respectively, the amount of the Yamal LNG redeemable financial liability as at December 31 was €201.0 million, €239.3 million and €356.8 million in 2020, 2019 and 2018 respectively.